Goodwill and Intangible Assets Disclosure: Schedule of Intangible Assets and Goodwill (Tables)	9 Months Ended
May 31, 2016
Tables/Schedules
Schedule of Intangible Assets and Goodwill
	May 31, 2016	August 31,2015
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(344,060)	(288,608)
Intangibles Net	$ 1,237,532	$ 1,292,984